Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class A
Trading Symbol	STXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Western Asset Municipal High Income Fund returned 7.09%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 5.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within industrial revenue

Top detractors from performance:
↓	Overweight education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	7.09	0.72	2.24
Class A (with sales charge)	3.07	-0.15	1.80
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 243,783,897
Holdings Count | $ / shares	206
Advisory Fees Paid, Amount	$ 1,112,713
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$243,783,897
Total Number of Portfolio Holdings	206
Total Management Fee Paid	$1,112,713
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class C
Trading Symbol	SMHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Western Asset Municipal High Income Fund returned 6.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 5.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within industrial revenue

Top detractors from performance:
↓	Overweight education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	6.63	0.19	1.67
Class C (with sales charge)	5.63	0.19	1.67
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 243,783,897
Holdings Count | $ / shares	206
Advisory Fees Paid, Amount	$ 1,112,713
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$243,783,897
Total Number of Portfolio Holdings	206
Total Management Fee Paid	$1,112,713
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class I
Trading Symbol	LMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$64	0.62%
[3]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class I shares of Western Asset Municipal High Income Fund returned 7.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 5.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Rates positioning
↑	Overweight industrial revenue
↑	Issue selection within industrial revenue

Top detractors from performance:
↓	Overweight education

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class I	7.42	0.92	2.42
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 243,783,897
Holdings Count | $ / shares	206
Advisory Fees Paid, Amount	$ 1,112,713
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$243,783,897
Total Number of Portfolio Holdings	206
Total Management Fee Paid	$1,112,713
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.